Description of New Accounting Pronouncement Changes in Revenue (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Special revenue item	$ 600
Per basic share	$ 1.82
Per diluted share	$ 1.57